Investment in Affiliates, at Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Total Equity in Net Income of Unconsolidated Affiliates	$ 149	$ 78	$ 41
Investments in and Advances to Affiliates, at Fair Value	1,334
Implied Investment in Affiliates - Fuji Xerox	1,451
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Total Equity in Net Income of Unconsolidated Affiliates	137	63	30
After-tax restructuring charges included in equity income	19	38	46
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Total Equity in Net Income of Unconsolidated Affiliates	$ 12	$ 15	$ 11